SUMMARY OF EXPLORATION AND EVALUATION ASSETS (Details)	9 Months Ended
Sep. 30, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Beginning balance	$ 3,099,926
Ending balance	44,333,421
Selebi [Member] | BOTSWANA
IfrsStatementLineItems [Line Items]
Beginning balance	3,099,926
Ending balance	25,327,164
Selkirk [Member] | BOTSWANA
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	106,493
Maniitsoq Property [Member] | Greenland Maniitsoq [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	16,361,242
Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	2,538,522
Exploration and Evaluation Assets Arising from Acquisition [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Acquisition costs	27,858,445
Ending balance	27,855,445
Exploration and Evaluation Assets Arising from Acquisition [Member] | Selebi [Member] | BOTSWANA
IfrsStatementLineItems [Line Items]
Beginning balance
Acquisition costs	8,970,850
Ending balance	8,970,850
Exploration and Evaluation Assets Arising from Acquisition [Member] | Selkirk [Member] | BOTSWANA
IfrsStatementLineItems [Line Items]
Beginning balance
Acquisition costs
Ending balance
Exploration and Evaluation Assets Arising from Acquisition [Member] | Maniitsoq Property [Member] | Greenland Maniitsoq [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Acquisition costs	16,348,722
Ending balance	16,348,722
Exploration and Evaluation Assets Arising from Acquisition [Member] | Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Beginning balance
Acquisition costs	2,535,873
Ending balance	2,535,873
Exploration and Evaluation Assets Arising from Exploration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,099,926
Ending balance	16,477,976
Site administration	722,414
Care & Maintenance	3,757,820
Geology	1,343,236
Drilling	4,915,069
Geophysics	1,229,569
Engineering	978,367
ESG	181,116
Health and safety	70,944
Utilities - Electricity	179,515
Exploration and Evaluation Assets Arising from Exploration [Member] | Selebi [Member] | BOTSWANA
IfrsStatementLineItems [Line Items]
Beginning balance	3,099,926
Ending balance	16,356,314
Site administration	722,414
Care & Maintenance	3,757,820
Geology	1,249,691
Drilling	4,915,069
Geophysics	1,229,569
Engineering	978,367
ESG	152,999
Health and safety	70,944
Utilities - Electricity	179,515
Exploration and Evaluation Assets Arising from Exploration [Member] | Selkirk [Member] | BOTSWANA
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	106,493
Site administration
Care & Maintenance
Geology	78,376
Drilling
Geophysics
Engineering
ESG	28,117
Health and safety
Utilities - Electricity
Exploration and Evaluation Assets Arising from Exploration [Member] | Maniitsoq Property [Member] | Greenland Maniitsoq [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	12,520
Geology	12,520
Exploration and Evaluation Assets Arising from Exploration [Member] | Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	2,649
Geology	$ 2,649